UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21894

Cohen & Steers Asia Pacific Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS
July 31, 2008 (Unaudited)

		Number of Shares	Value

COMMON STOCK	95.1%
AUSTRALIA	16.6%
DIVERSIFIED	3.6%
Dexus Property Group		1,593,582	$2,080,428
Mirvac Group		681,922	1,617,187
Stockland		573,835	2,477,169
			6,174,784
INDUSTRIAL	1.4%
Goodman Group		999,372	2,362,004
OFFICE	0.6%
Commonwealth Property Office Fund		846,677	1,071,966
RETAIL	11.0%
CFS Gandel Retail Trust		1,161,819	2,217,910
Westfield Group		1,104,525	16,669,493
			18,887,403
TOTAL AUSTRALIA			28,496,157
CHINA	0.3%
DIVERSIFIED
China Overseas Land & Investment Ltd.		271,000	479,968
HONG KONG	40.0%
DIVERSIFIED	29.7%
Cheung Kong Holdings Ltd.		220,586	3,086,089
Chinese Estates Holdings Ltd.		1,209,450	1,715,257
Great Eagle Holdings Ltd.		1,573,536	4,506,516
Henderson Land Development Company Ltd.		1,115,890	6,907,239
Hysan Development Company Ltd.		1,450,000	4,122,443
Kerry Properties Ltd.		501,340	2,647,704
Sino Land Co., Ltd.		3,670,550	7,290,151
Sun Hung Kai Properties Ltd.		1,041,895	15,452,155
Tai Cheung Holdings Ltd.		3,995,976	2,039,214
Wharf Holdings Ltd.		722,804	3,194,678
			50,961,446

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		Number of Shares	Value

OFFICE	8.4%
Hongkong Land Holdings Ltd. (USD)		3,534,700	$14,501,273
RETAIL	1.9%
Link REIT		1,440,000	3,213,442
TOTAL HONG KONG			68,676,161
JAPAN	34.2%
DIVERSIFIED	30.9%
Kenedix Realty Investment Corp.		273	1,349,305
Mitsubishi Estate Co., Ltd.		877,500	21,133,931
Mitsui Fudosan Co., Ltd.		751,000	16,990,690
NTT Urban Development Corp.		1,722	2,374,754
Sumitomo Realty & Development Co., Ltd.		344,000	7,083,888
Tokyo Tatemono Co., Ltd.		522,000	2,568,402
Tokyu Land Corp.		324,000	1,623,621
			53,124,591
OFFICE	3.1%
Japan Real Estate Investment Corp.		273	2,798,671
Mori Hills REIT Investment Corp.		378	1,617,913
Nomura Real Estate Office Fund		131	977,883
			5,394,467
RETAIL	0.2%
AEON Mall Co., Ltd.		10,700	317,676
TOTAL JAPAN			58,836,734
SINGAPORE	4.0%
DIVERSIFIED	1.4%
CapitaLand Ltd.		330,000	1,361,868
Keppel Land Ltd.		268,000	949,242
			2,311,110
INDUSTRIAL	1.0%
Ascendas REIT		1,053,000	1,751,653
OFFICE	0.6%
CapitaCommercial Trust		716,000	997,257

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		Number of Shares	Value

RETAIL	1.0%
CapitaMall Trust		817,000	$1,776,665
TOTAL SINGAPORE			6,836,685
TOTAL COMMON STOCK (Identified cost—$173,864,631) (a)			163,325,705

		Principal Amount

COMMERCIAL PAPER	5.7%
Prudential Funding Corp., 1.05%, due 8/1/08		$2,103,000	2,103,000
San Paolo US Financial, 1.05%, due 8/1/08		7,745,000	7,745,000
TOTAL COMMERCIAL PAPER (Identified cost—$9,848,000)			9,848,000

TOTAL INVESTMENTS (Identified cost—$183,712,631)	100.8%		173,173,705

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.8)%		(1,324,209)

NET ASSETS	100.0%		$171,849,496

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

(a)        All securities have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the fund’s Board of Directors.

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Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund’s Board of Directors.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 2. Income Tax Information

As of July 31, 2008, the federal tax cost and net unrealized depreciation were as follows:

Gross unrealized appreciation	$3,404,512
Gross unrealized depreciation	(13,943,438)
Net unrealized depreciation	$(10,538,926)

Cost for federal income tax purposes	$183,712,631

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ASIA PACIFIC REALTY SHARES, INC.

By:	/s/ Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
Name: Adam M. Derechin		Name: James Giallanza
Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: September 26, 2008